Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	£ 224	£ 386
Loans and advances to customers
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	103	92
Loans and advances to customers | Loans to Housing Associations
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	13	12
Loans and advances to customers | Other Loans
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	90	80
Debt securities
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	£ 121	£ 294